Statements of Changes in Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Beginning balance	$ 314,079
Foreign currency translation adjustments	(8,614)	9,892	3,525
Share-based compensation	753	1,246	1,170
Net income (loss)	(13,431)	(2,470)	(3,294)
Ending balance	293,628	314,079
Ordinary Shares
Beginning balance (in shares)				794,003,193
Ending Balance (in shares)	794,003,193	794,003,193	794,003,193	794,003,193
Additional paid-in capital
Share-based compensation	753	1,246	1,170
Accumulated other comprehensive income
Foreign currency translation adjustments	(7,773)	9,019	3,225
Parent Company
Beginning balance	314,079	306,284	305,183
Foreign currency translation adjustments	(7,773)	9,019	3,225
Share-based compensation	753	1,246	1,170
Net income (loss)	(13,431)	(2,470)	(3,294)
Ending balance	293,628	314,079	306,284
Parent Company | Ordinary Shares
Beginning balance (in shares)				794,003,193
Ending Balance (in shares)	794,003,193	794,003,193	794,003,193	794,003,193
Beginning balance				16
Ending balance	16	16	16	16
Parent Company | Additional paid-in capital
Beginning balance	144,083	142,837	141,667
Share-based compensation	753	1,246	1,170
Ending balance	144,836	144,083	142,837
Parent Company | Accumulated other comprehensive income
Beginning balance	55,841	46,822	43,597
Foreign currency translation adjustments	(7,773)	9,019	3,225
Ending balance	48,068	55,841	46,822
Parent Company | Retained Earnings
Beginning balance	114,139	116,609	119,903
Net income (loss)	(13,431)	(2,470)	(3,294)
Ending balance	$ 100,708	$ 114,139	$ 116,609